Osterweis Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Value
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	16,061	$9,545,374

Automobile Components - 3.1%
Modine Manufacturing Co. (a)	114,960	13,327,313

Biotechnology - 5.2%
Natera, Inc. (a)	57,805	9,150,532
Nuvalent, Inc. - Class A - Class A (a)	95,480	7,474,174
Viking Therapeutics, Inc. (a)	133,630	5,377,271
		22,001,977

Commercial Services & Supplies - 2.4%
ACV Auctions, Inc. - Class A - Class A (a)	463,275	10,006,740

Diversified Consumer Services - 1.4%
Duolingo, Inc. (a)	18,091	5,865,645

Electrical Equipment - 5.0%
Generac Holdings, Inc. (a)	84,740	13,138,937
Sensata Technologies Holding PLC	300,475	8,233,015
		21,371,952

Food Products - 3.6%
Freshpet, Inc. (a)	102,990	15,253,849

Health Care Equipment & Supplies - 8.3%
CONMED Corp.	159,890	10,942,872
Establishment Labs Holdings, Inc. (a)	212,865	9,806,690
PROCEPT BioRobotics Corp. (a)	75,205	6,055,507
RxSight, Inc. (a)	247,010	8,492,204
		35,297,273

Hotels, Restaurants & Leisure - 3.7%
Life Time Group Holdings, Inc. (a)	309,030	6,835,744
Sweetgreen, Inc. - Class A (a)	271,335	8,699,000
		15,534,744

Household Durables - 3.5%
Cavco Industries, Inc. (a)	33,057	14,751,025

Life Sciences Tools & Services - 5.4%
Bio-Techne Corp.	210,369	15,152,879
Repligen Corp. (a)	52,850	7,607,229
		22,760,108

Oil, Gas & Consumable Fuels - 2.2%
Magnolia Oil & Gas Corp. - Class A	406,310	9,499,528

Personal Care Products - 3.3%
elf Beauty, Inc. (a)	109,898	13,797,694

Professional Services - 1.4%
Verra Mobility Corp. (a)	242,930	5,874,047

Real Estate Management & Development - 4.2%
FirstService Corp.	98,768	17,878,983

Semiconductors & Semiconductor Equipment - 5.5%
ACM Research, Inc. - Class A (a)	202,010	3,050,351
MACOM Technology Solutions Holdings, Inc. (a)	59,175	7,687,424
Onto Innovation, Inc. (a)	26,213	4,368,921
Rambus, Inc. (a)	151,570	8,011,990
		23,118,686

Software - 21.0%
Agilysys, Inc. (a)	130,615	17,203,302
Clearwater Analytics Holdings, Inc. - Class A (a)	301,850	8,306,912
Guidewire Software, Inc. (a)	91,412	15,410,235
Klaviyo, Inc. - Class A (a)	283,955	11,710,304
Manhattan Associates, Inc. (a)	27,331	7,385,929
Monday.com Ltd. (a)	46,193	10,875,680
SentinelOne, Inc. - Class A (a)	421,595	9,359,409
Weave Communications, Inc. (a)	553,355	8,809,412
		89,061,183

Specialty Retail - 3.6%
Abercrombie & Fitch Co. - Class A (a)	35,080	5,243,408
Boot Barn Holdings, Inc. (a)	65,380	9,925,991
		15,169,399

Textiles, Apparel & Luxury Goods - 2.4%
Skechers USA, Inc. - Class A (a)	150,240	10,102,138

Trading Companies & Distributors - 4.6%
FTAI Aviation Ltd.	79,445	11,443,258
Transcat, Inc. (a)	76,725	8,112,901
		19,556,159
TOTAL COMMON STOCKS (Cost $343,527,033)		389,773,817

SHORT-TERM INVESTMENTS - 7.4%		Value
Money Market Funds - 7.4%	Shares
Federated Hermes US Treasury Cash Reserves - Class Institutional, 4.20% (b)	31,293,654	31,293,654
TOTAL SHORT-TERM INVESTMENTS (Cost $31,293,654)		31,293,654

TOTAL INVESTMENTS - 99.5% (Cost $374,820,687)		421,067,471
Other Assets in Excess of Liabilities - 0.5%		2,102,425
TOTAL NET ASSETS - 100.0%		$423,169,896
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Osterweis Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$389,773,817	$–	$–	$389,773,817
Money Market Funds	31,293,654	–	–	31,293,654
Total Investments	$421,067,471	$–	$–	$421,067,471

Refer to the Schedule of Investments for further disaggregation of investment categories.